Leases - Narrative (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Operating Leased Assets [Line Items]
Renewal term	9 years
Renewal term extension	60 days
Future minimum lease obligations	$ 1,600
Minimum
Operating Leased Assets [Line Items]
Minimum rent percentage	1.96%
Maximum
Operating Leased Assets [Line Items]
Minimum rent percentage	4.00%